Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Assets
Debt securities available-for-sale excluding accrued interest		$ 3,411.6
Other investments, at fair value (amortized cost: $200.0, 2024: $200.1)	$ 202.0	201.0
Total investments	3,426.9	3,834.7
Cash and cash equivalents	733.4	743.0
Restricted cash and cash equivalents	194.3	203.6
Accrued investment income	26.3	35.3
Premiums and other receivables (net of allowance for credit losses of $12.3, 2024: $11.8)	3,359.3	2,729.4
Deferred reinsurance premiums	1,723.3	1,422.2
Reinsurance balances recoverable on paid losses (net of allowance for credit losses of $0.2, 2024: $0.2)	296.1	278.4
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowance for credit losses of $0.8, 2024: $0.8)	1,491.9	1,255.6
Deferred policy acquisition costs (includes deferred The Fidelis Partnership commissions of $234.9, 2024: $200.2)	1,093.6	877.9
Other assets	198.2	176.9
Total assets	12,771.6	11,765.9
Liabilities
Reserves for losses and loss adjustment expenses	3,108.4	3,134.3
Unearned premiums	4,375.5	3,651.5
Reinsurance balances payable	1,827.3	1,540.6
Long term debt	449.1	448.9
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	115.7	98.0
Total liabilities	10,380.2	9,317.5
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 110,335,061, 2024: 111,730,209)	1.1	1.2
Common shares held in treasury, at cost (shares held: 1,438,278, 2024: 6,570,003)	(22.1)	(105.5)
Additional paid-in capital	1,940.5	2,044.6
Accumulated other comprehensive income	22.0	4.5
Retained earnings	449.9	503.6
Total shareholders' equity	2,391.4	2,448.4
Total liabilities and shareholders' equity	12,771.6	11,765.9
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowance for credit losses of $nil, 2024: $nil)	228.3	208.9
Liabilities
Amounts due to The Fidelis Partnership	445.8	385.8
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,047.3, 2024: $3,403.8 (net of allowance for credit losses of $1.9, 2024: $5.9))
Assets
Debt securities available-for-sale excluding accrued interest	3,080.5	3,411.6
Short-term investments, available-for-sale, at fair value (amortized cost: $144.4, 2024: $221.9 (net of allowance for credit losses of $nil, 2024: $nil))
Assets
Debt securities available-for-sale excluding accrued interest	$ 144.4	$ 222.1